Document And Entity Information	Oct. 24, 2019
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (this “Amendment”) is being filed to amend Items 2.02 and 9.01 of the Current Report on Form 8-K filed on October 24, 2019 announcing Enova International, Inc.’s (the “Company”) financial results for the quarter ended September 30, 2019 solely for the purpose of correcting the narrative in the “Outlook” section and two corresponding tables provided in its press release dated October 24, 2019. This Amendment does not change the Company’s GAAP results.
Document Period End Date	Oct. 24, 2019
Entity Registrant Name	ENOVA INTERNATIONAL, INC.
Entity Central Index Key	0001529864
Entity Emerging Growth Company	false
Entity File Number	1-35503
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-3190813
Entity Address, Address Line One	175 West Jackson Boulevard
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60604
City Area Code	312
Local Phone Number	568-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of Each Class	Common stock, par value $0.00001 per share
Trading symbol(s)	ENVA
Name of Exchange of which registered	NYSE